Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2019
Accounts Payable And Accrued Liabilities [Abstract]
Disclosure of accrued expenses and other liabilities [text block]
5 .	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The balance of accounts payable and accrued liabilities at December 31, 2019 is $11,412,896 (December 31, 2018 - $6,447,888). The majority of the payables relate to amounts owed to the Company’s R&D suppliers amounting to $10,049,622, for legal and audit an amount of $560,904 and the balance relating to regular business operations.
Naglreiter Consulting Litigation
On October 16, 2019, Naglreiter Consulting, LLC (“Naglreiter”) filed a Complaint for breach of contract against the Company in the U.S. District Court for the Southern District of Florida. The Complaint, which was served on the Company on October 24, 2019, alleges that the Company has not paid the amounts owed under several invoices and, further, that the invoices total approximately $
5
million.
On December 5, 2019, the Company filed an Answer, Affirmative Defenses and Counterclaim denying the allegations, asserting defenses to the Complaint, and asserting counterclaims against Naglreiter for (i) breach of contract including that the services that were rendered by Naglreiter were not rendered in a satisfactory manner and that Naglreiter failed to return property paid for by the Company, (ii) fraudulent inducement, (iii) negligent misrepresentation, (iv) indemnification and (v) conversion for refusing to return Titan’s property.
On February 13, 2020, Naglreiter filed an Amended Complaint against the Company to add a complaint of unjust enrichment alleging that Naglreiter had conferred benefits on the Company without the Company paying fair market value for them and asked the courts for a constructive trust over certain property of the Company in Naglreiter’s possession.
On March 9, 2020, the Company filed an Answer and Affirmative Defenses to the Amended Complaint and an Amended Counterclaim, denying the allegations, asserting defenses to the Amended Complaint, and bringing additional counterclaims of (i) replevin to recover possession of personal property held by Naglreiter, (ii) civil theft for depriving the Company of its right to certain property in Naglreiter’s possession and (iii) injunctive relief to have Naglreiter cease and desist the violation of confidentiality provisions in the parties’ agreements.
The Company is seeking a return of property having a value of over $4 million as well as the return of amounts paid for work not done or inadequately done by Naglreiter. The Company intends to defend itself vigorously in this matter and pursue all relief to which it is entitled.
The Company has included in its accounts $2,889,626 for outstanding invoices relating to the period that Naglreiter was engaged with the Company.